Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 trusts		Dec. 31, 2011
Undrawn capital and purchase commitments	$ 209.3		$ 161.2
Number Of Trusts Entered Into Contingent Support Agreements	2
Support agreements, estimated value	1.0		1.0
Global Sales Tax Reversed	20.8
Support agreements [Member]
Company's Maximum Risk of Loss	21.0	[1]
Guarantor obligations, increase in maximum exposure, undiscounted	$ 66.0

[1]	As of December 31, 2012, the committed support under these agreements was $21.0 million with an internal approval mechanism to increase the maximum possible support to $66.0 million at the option of the company.